Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Sep. 30, 2023	Dec. 31, 2022
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,883,296	$ 1,751,950
Unbilled services (unbilled revenue)	941,884	957,655
Accounts receivable and unbilled revenue, gross	2,825,180	2,709,605
Allowance for credit losses	(32,934)	(20,562)
Accounts receivable and unbilled revenue, net	$ 2,792,246	$ 2,689,043